Shareholders’ Equity	6 Months Ended
Jun. 30, 2025
Shareholders’ Equity [Abstract]
SHAREHOLDERS’ EQUITY
5.	SHAREHOLDERS’ EQUITY

Equity transactions during the six months ended June 30, 2025:

On March 31, 2025, the Company entered into a Marketing Services Agreement (the “Marketing Services Agreement”) with Outside the Box Capital Inc. (“OTB”), pursuant to which the Company agreed to issue $150,000 of restricted Ordinary Shares of the Company, calculated at the closing price as of March 31, 2025, to OTB as consideration for its services provided under the Marketing Services Agreement. On March 31, 2025, the Company issued 151,256 restricted Ordinary Shares of the Company to OTB.

On April 11, 2025, the Company issued an aggregate number of 1,306,500 restricted ordinary shares to officers and certain employees for their service performed in 2024.

For the six months ended June 30, 2025, the Company issued 2,554,886 Ordinary Shares pursuant to the 2024 ATM offering for gross proceeds of $3,742,326. The Ordinary Shares were sold at prevailing market prices, for an average price per share of $1.46. Pursuant to the At the Market Offering Agreement (“ATM Agreement”), a cash commission of $93,558 on the aggregate gross proceeds raised was paid to H.C. Wainwright & Co., LLC (the “Sales Agent”) in connection with its services under the ATM Agreement.

Equity transactions during the six months ended June 30, 2024:

The Company completed the separation with Handshake by returning 1,091 restricted ordinary shares which were canceled on March 4, 2024.

On March 6, 2024, the Company issued an aggregate number of 120,000 restricted ordinary shares to three independent directors on the Board of Directors, representing 60,000 restricted ordinary shares for their service performed in 2023 and 60,000 restricted ordinary shares for their service to be performed in 2024. The fair value for the 60,000 restricted ordinary shares for 2024 full-year service was $155,400. The Company recorded stock-based compensation expense of $77,700 for the six months ended June 30, 2024 and prepayments for independent directors’ fee of $77,700 as of June 30, 2024.

On May 7, 2024, the Company issued an aggregate number of 288,000 restricted ordinary shares to officers and certain employees for their service performed in 2023. Fair value for the 288,000 restricted ordinary shares for 2023 full-year service was $924,955. As of December 31, 2023, the Company made a provision for stock-based compensation of $830,000. For the six months ended June 30, 2024, the Company recorded the under-provided amount of $94,955.